BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 93.7%
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 2.4%
Embarq Corp., Senior Notes	7.995%	6/1/36	415,000		$466,966
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	425,000		429,397	(a)

Total Diversified Telecommunication Services					896,363

Media - 8.0%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	420,000		399,527	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	435,000	EUR	463,810	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	295,000		305,635	(a)
Gray Television Inc., Senior Notes	5.125%	10/15/24	735,000		736,915	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	160,000		156,055
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	180,000		173,269	(a)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	370,000		365,767	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	345,000		319,410	(a)

Total Media					2,920,388

Wireless Telecommunication Services - 3.0%
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	595,000		636,540	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	390,000		475,897

Total Wireless Telecommunication Services					1,112,437

TOTAL COMMUNICATION SERVICES					4,929,188

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 1.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	580,000		614,437

Hotels, Restaurants & Leisure - 4.2%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	375,000		368,137	(a)
Scientific Games International Inc., Senior Notes	6.625%	5/15/21	285,000		286,375
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	375,000		351,450	(a)(b)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	165,000		152,919	(a)
Wyndham Destinations Inc., Senior Secured Notes	5.750%	4/1/27	380,000		367,103

Total Hotels, Restaurants & Leisure					1,525,984

Leisure Products - 1.5%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	565,000		554,347

Multiline Retail - 0.9%
Kohl’s Corp., Senior Notes	9.500%	5/15/25	300,000		343,094

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 3.0%
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,096,000	$1,102,143	(a)

TOTAL CONSUMER DISCRETIONARY				4,140,005

CONSUMER STAPLES - 2.6%
Food Products - 2.3%
BRF SA, Senior Notes	3.950%	5/22/23	320,000	317,969	(a)
BRF SA, Senior Notes	4.875%	1/24/30	325,000	306,719	(a)
JBS Investments II GmbH, Senior Notes	7.000%	1/15/26	200,000	210,355	(a)

Total Food Products				835,043

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	130,000	133,819	(a)

TOTAL CONSUMER STAPLES				968,862

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Geopark Ltd., Senior Notes	5.500%	1/17/27	450,000	388,129	(a)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	570,000	534,435
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	260,000	176,397
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	720,000	723,870
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	265,000	263,406
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	880,000	677,706	(a)

TOTAL ENERGY				2,763,943

FINANCIALS - 5.8%
Banks - 4.3%
Banco Bradesco SA, Senior Notes	2.850%	1/27/23	335,000	330,916	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	350,000	358,528
Credicorp Ltd., Senior Notes	2.750%	6/17/25	200,000	199,430	(a)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	745,000	695,178	(c)(d)(e)

Total Banks				1,584,052

Capital Markets - 0.7%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	260,000	257,117

Insurance - 0.8%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	160,000	150,180
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	170,000	136,531

Total Insurance				286,711

TOTAL FINANCIALS				2,127,880

HEALTH CARE - 9.1%
Health Care Providers & Services - 2.6%
DaVita Inc., Senior Notes	5.000%	5/1/25	330,000	337,755

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Encompass Health Corp., Senior Notes	5.750%	11/1/24	466,000	$467,214
Select Medical Corp., Senior Notes	6.250%	8/15/26	145,000	146,911	(a)

Total Health Care Providers & Services				951,880

Pharmaceuticals - 6.5%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	675,000	685,584	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	240,000	241,650	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	150,000	157,753	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	545,000	529,388	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000	373,265	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	460,000	412,450

Total Pharmaceuticals				2,400,090

TOTAL HEALTH CARE				3,351,970

INDUSTRIALS - 5.4%
Airlines - 1.2%
Air Canada, Senior Notes	7.750%	4/15/21	435,000	436,577	(a)

Commercial Services & Supplies - 0.9%
Harsco Corp., Senior Notes	5.750%	7/31/27	330,000	331,660	(a)

Industrial Conglomerates - 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	555,000	556,687

Marine - 1.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	110,000	62,460	(a)
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Notes	7.250%	5/1/22	335,000	335,842	(a)
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	255,000	263,925	(a)(b)

Total Marine				662,227

TOTAL INDUSTRIALS				1,987,151

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 5.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	360,311	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	125,000	125,325	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	320,000	328,842	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	507,929	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - continued
ViaSat Inc., Senior Notes	5.625%	9/15/25	375,000	$360,039	(a)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	350,000	359,123	(a)

Total Communications Equipment				2,041,569

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.750%	4/15/29	325,000	369,181	(a)
Entegris Inc., Senior Notes	4.375%	4/15/28	175,000	178,938	(a)

Total Semiconductors & Semiconductor Equipment				548,119

Technology Hardware, Storage & Peripherals - 2.5%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	490,000	508,099	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000	424,508	(a)

Total Technology Hardware, Storage & Peripherals				932,607

TOTAL INFORMATION TECHNOLOGY				3,522,295

MATERIALS - 16.5%
Chemicals - 1.5%
Tronox Inc., Senior Notes	6.500%	4/15/26	265,000	248,411	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	300,000	303,563	(a)

Total Chemicals				551,974

Construction Materials - 1.5%
Cemex SAB de CV, Senior Secured Notes	7.750%	4/16/26	335,000	342,792	(d)
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	210,000	213,885	(a)

Total Construction Materials				556,677

Containers & Packaging - 4.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	206,000	211,442	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	370,000	364,106	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	350,000	356,344	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	675,000	681,085	(a)

Total Containers & Packaging				1,612,977

Metals & Mining - 7.5%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	425,937
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	170,000	145,252
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	515,000	425,936
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	170,000	160,420	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	735,000	721,200	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	191,305	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - continued
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	340,000	$330,594
Steel Dynamics Inc., Senior Notes	5.250%	4/15/23	330,000	332,897

Total Metals & Mining				2,733,541

Paper & Forest Products - 1.6%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	585,000	591,520	(a)

TOTAL MATERIALS				6,046,689

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	430,000	428,846	(a)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	393,338	(a)

Total Equity Real Estate Investment Trusts (REITs)				822,184

Real Estate Management & Development - 3.0%
China Evergrande Group, Senior Secured Notes	6.250%	6/28/21	375,000	361,172	(d)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	735,000	736,984	(a)

Total Real Estate Management & Development				1,098,156

TOTAL REAL ESTATE				1,920,340

UTILITIES - 7.3%
Electric Utilities - 4.4%
DPL Inc., Senior Notes	7.250%	10/15/21	575,000	613,022
NRG Energy Inc., Senior Notes	6.625%	1/15/27	335,000	350,159
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	110,000	109,178	(a)
Talen Energy Supply LLC, Senior Notes	6.500%	6/1/25	230,000	152,638
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	85,000	84,719	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	305,000	299,414	(a)

Total Electric Utilities				1,609,130

Gas Utilities - 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	220,000	228,868
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000	248,469

Total Gas Utilities				477,337

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp., Senior Secured Notes	3.300%	7/15/25	180,000	185,704	(a)
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	405,000	411,504

Total Independent Power and Renewable Electricity Producers				597,208

TOTAL UTILITIES				2,683,675

TOTAL CORPORATE BONDS & NOTES (Cost - $34,104,238)				34,441,998

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.7%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
DISH Network Corp., Senior Notes (Cost - $588,916)	3.375%	8/15/26	665,000	$612,541

SOVEREIGN BONDS - 0.8%
South Africa - 0.8%
Republic of South Africa Government International Bond, Senior Notes (Cost - $332,733)	5.750%	9/30/49	335,000	292,224

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,025,887)				35,346,763

			SHARES
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $541,335)	0.062%		541,335	541,335

TOTAL INVESTMENTS - 97.7% (Cost - $35,567,222)				35,888,098
Other Assets in Excess of Liabilities - 2.3%				851,652

TOTAL NET ASSETS - 100.0%				$36,739,750

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

EUR — Euro

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	1,850,000	USD	363,244	JPMorgan Chase & Co.	7/10/20	$(23,207)
USD	357,972	BRL	1,850,000	JPMorgan Chase & Co.	7/10/20	17,936
COP	1,309,000,000	USD	363,001	JPMorgan Chase & Co.	7/16/20	(15,161)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	344,202	COP	1,309,000,000	JPMorgan Chase & Co.	7/16/20	$(3,638)
GBP	820,000	USD	1,022,552	Citibank N.A.	7/22/20	(6,342)
RUB	25,200,000	USD	364,794	Citibank N.A.	7/29/20	(11,929)
USD	356,814	RUB	25,200,000	Citibank N.A.	7/29/20	3,948
USD	345,304	MXN	7,900,000	HSBC Securities Inc.	8/13/20	3,626
MXN	7,900,000	USD	358,984	JPMorgan Chase & Co.	8/13/20	(17,306)
EUR	4,580,000	USD	5,206,498	Citibank N.A.	9/2/20	(53,671)
USD	463,282	EUR	410,000	Citibank N.A.	9/2/20	2,002
USD	749,265	EUR	660,000	JPMorgan Chase & Co.	9/2/20	6,718
NOK	3,450,000	USD	365,877	HSBC Securities Inc.	9/17/20	(7,341)
USD	358,542	NOK	3,450,000	JPMorgan Chase & Co.	9/17/20	7

Total						$(104,358)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
NOK	— Norwegian Krone
RUB	— Russian Ruble
USD	— United States Dollar

At June 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$350,000	6/20/21	0.284%	5.000% quarterly	$16,200	$15,751	$449
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	715,000	6/20/21	0.747%	5.000% quarterly	29,733	25,065	4,668

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$230,000	6/20/22	0.854%	5.000% quarterly	$18,773	$19,075	$(302)
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	670,000	6/20/22	2.698%	5.000% quarterly	29,596	52,202	(22,606)
JPMorgan Chase & Co. (Cleveland- Cliffs Inc., 1.500%, due 1/15/25)	360,000	6/20/21	7.593%	5.000% quarterly	(8,713)	(9,033)	320
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	380,000	6/20/21	5.693%	1.000% quarterly	(16,886)	(11,056)	(5,830)
JPMorgan Chase &Co. (United States Steel Corp., 6.650%, due 6/1/37)	350,000	6/20/21	10.356%	5.000% quarterly	(17,209)	13,498	(30,707)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	380,000	6/20/23	2.740%	1.000% quarterly	(18,748)	(15,015)	(3,733)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	415,000	6/20/25	3.565%	1.000% quarterly	(47,316)	(43,296)	(4,020)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000	6/20/22	0.834%	1.000% quarterly	$1,060	$(9,982)	$11,042
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	0.834%	1.000% quarterly	1,665	(15,673)	17,338

Total	$4,685,000				$(11,845)	$21,536	$(33,381)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Crossover Index	4,780,000	EUR	6/20/25	5.000% quarterly	$280,713	$244,857	$35,856

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR — Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$34,441,998	—	$34,441,998
Convertible Bonds & Notes	—	612,541	—	612,541
Sovereign Bonds	—	292,224	—	292,224
Total Long-Term Investments	—	35,346,763	—	35,346,763

Short-Term Investments†	$541,335	—	—	541,335

Total Investments	$541,335	$35,346,763	—	$35,888,098

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$34,237	—	$34,237
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	97,027	—	97,027
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	35,856	—	35,856

Total Other Financial Instruments	—	$167,120	—	$167,120

Total	$541,335	$35,513,883	—	$36,055,218

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$138,595	—	$138,595
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	108,872	—	108,872

Total	—	$247,467	—	$247,467

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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